Financial Instruments and Fair Value Measurements - Measured on a Non-recurring basis (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impairment loss	$ (1,048,828)	$ (3,776,338)	$ (414,986)
On a non-recurring basis
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impairment loss	(475,666)	(3,658,815)
On a non-recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Long-lived assets	$ 234,139	$ 1,035,499